UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 05/31/2024

Date of reporting period: 05/31/2024

Item 1. Reports to Stockholders.

(a)

Reinhart Midcap PMV Fund
Investor Class | RPMMX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Investor Class generated a return of +15.41% for the twelve-month period ended May 31, 2024, underperforming the Russell 3000 Index return of +27.58% over the same period. Over half our holdings now trade at a 25% or greater discount to private market value. The skewed market environment is thus providing significant measurable opportunities for our clients in Mid Cap PMV. We would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small and mid-capitalization companies by over 600 bps during the period (Russell 1000 Index +28.01% vs. Russell 2500 Index +21.70%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection and sector allocation were both negative. At the sector level, Information Technology, Materials and Industrials were the largest relative detractors while Health Care and Consumer Staples (one stock) were contributors. Regarding stock selection, several of the largest detractors – including Sealed Air, FMC Corp. and Leslie’s – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	15.41	7.22	6.03
Russell 3000 Total Return	27.58	15.00	12.09
Russell Midcap Value Total Return	23.67	10.28	8.14
Reinhart Midcap PMV Fund	PAGE 1	TSR_AR_56166Y842

Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$122,289,501
Number of Holdings	43
Net Advisory Fee	$903,304
Portfolio Turnover	18%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)*

Industry	(%)**
Financials	25.3%
Industrials	12.1%
Health Care	11.9%
Real Estate	11.7%
Consumer Discretionary	8.6%
Information Technology	8.4%
Materials	6.1%
Communication Services	5.1%
Consumer Staples	3.0%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Lantheus Holdings	4.1%
First American Treasury Obligations Fund	3.7%
SS&C Technologies Holdings	3.6%
Fidelity National Information Services	3.4%
Encompass Health	3.4%
Live Nation Entertainment	3.2%
Fidelity National Financial	3.0%
BJ’s Wholesale Club Holdings	3.0%
Affiliated Managers Group	2.9%
Insperity	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com
The Reinhart Midcap PMV Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, Inc. documents not be householded, please contact Reinhart Partners, Inc. at 1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, Inc. or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR_AR_56166Y842

Reinhart Midcap PMV Fund
Advisor Class | RPMVX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$113	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Advisor Class generated a return of +15.71% for the twelve-month period ended May 31, 2024, underperforming the Russell 3000 Index return of +27.58% over the same period. Over half our holdings now trade at a 25% or greater discount to private market value. The skewed market environment is thus providing significant measurable opportunities for our clients in Mid Cap PMV. We would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small and mid-capitalization companies by over 600 bps during the period (Russell 1000 Index +28.01% vs. Russell 2500 Index +21.70%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection and sector allocation were both negative. At the sector level, Information Technology, Materials and Industrials were the largest relative detractors while Health Care and Consumer Staples (one stock) were contributors. Regarding stock selection, several of the largest detractors – including Sealed Air, FMC Corp. and Leslie’s – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class	15.71	7.49	6.30
Russell 3000 Total Return	27.58	15.00	12.09
Russell Midcap Value Total Return	23.67	10.28	8.14
Reinhart Midcap PMV Fund	PAGE 1	TSR_AR_56166Y834

Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$122,289,501
Number of Holdings	43
Net Advisory Fee	$903,304
Portfolio Turnover	18%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)*

Industry	(%)**
Financials	25.3%
Industrials	12.1%
Health Care	11.9%
Real Estate	11.7%
Consumer Discretionary	8.6%
Information Technology	8.4%
Materials	6.1%
Communication Services	5.1%
Consumer Staples	3.0%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Lantheus Holdings	4.1%
First American Treasury Obligations Fund	3.7%
SS&C Technologies Holdings	3.6%
Fidelity National Information Services	3.4%
Encompass Health	3.4%
Live Nation Entertainment	3.2%
Fidelity National Financial	3.0%
BJ’s Wholesale Club Holdings	3.0%
Affiliated Managers Group	2.9%
Insperity	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com
The Reinhart Midcap PMV Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, Inc. documents not be householded, please contact Reinhart Partners, Inc. at 1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, Inc. or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR_AR_56166Y834

Reinhart Midcap PMV Fund
Institutional Class | RPMNX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Institutional Class generated a return of +15.84% for the twelve-month period ended May 31, 2024, underperforming the Russell 3000 Index return of +27.58% over the same period. Over half our holdings now trade at a 25% or greater discount to private market value. The skewed market environment is thus providing significant measurable opportunities for our clients in Mid Cap PMV. We would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small and mid-capitalization companies by over 600 bps during the period (Russell 1000 Index +28.01% vs. Russell 2500 Index +21.70%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection and sector allocation were both negative. At the sector level, Information Technology, Materials and Industrials were the largest relative detractors while Health Care and Consumer Staples (one stock) were contributors. Regarding stock selection, several of the largest detractors – including Sealed Air, FMC Corp. and Leslie’s – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE  (Initial Investment of $1,000,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR_AR_56167N654

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2017)
Institutional Class	15.84	7.62	6.11
Russell 3000 Total Return	27.58	15.00	12.92
Russell Midcap Value Total Return	23.67	10.28	7.98
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$122,289,501
Number of Holdings	43
Net Advisory Fee	$903,304
Portfolio Turnover	18%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)*

Industry	(%)**
Financials	25.3%
Industrials	12.1%
Health Care	11.9%
Real Estate	11.7%
Consumer Discretionary	8.6%
Information Technology	8.4%
Materials	6.1%
Communication Services	5.1%
Consumer Staples	3.0%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Lantheus Holdings	4.1%
First American Treasury Obligations Fund	3.7%
SS&C Technologies Holdings	3.6%
Fidelity National Information Services	3.4%
Encompass Health	3.4%
Live Nation Entertainment	3.2%
Fidelity National Financial	3.0%
BJ’s Wholesale Club Holdings	3.0%
Affiliated Managers Group	2.9%
Insperity	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com
The Reinhart Midcap PMV Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, Inc. documents not be householded, please contact Reinhart Partners, Inc. at 1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, Inc. or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR_AR_56167N654

Reinhart Genesis PMV Fund
Investor Class | RPMAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Investor Class generated a return of +27.04% for the twelve-month period ended May 31, 2024, essentially inline with the Russell 3000 Index return of +27.58% over the same period. Given our focus on smaller capitalization companies and Private Market Value valuation discipline, we are pleased with these results given two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by nearly 800 bps during the period (Russell 1000 Index +28.01% vs. Russell 2000 Index +20.13%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection offset negative sector allocation. At the sector level, Consumer Staples (one stock) and Financials were the largest relative contributors while Information Technology and Real Estate were a drag during the period. Finally, with just four new purchases and two complete sales during the trailing fiscal year, portfolio activity has remained subdued as we continue to believe our companies are well-positioned and attractively valued.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Genesis PMV Fund	PAGE 1	TSR_AR_56166Y248

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Investor Class	27.04	12.44	10.39
Russell 3000 Total Return	27.58	15.00	12.81
Russell 2000 Value Total Return	21.76	8.77	5.13
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$430,659,537
Number of Holdings	39
Net Advisory Fee	$2,718,744
Portfolio Turnover	21%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)*

Industry	(%)**
Financials	26.7%
Information Technology	19.5%
Industrials	16.4%
Consumer Discretionary	13.9%
Health Care	9.4%
Real Estate	6.3%
Consumer Staples	2.7%
Materials	1.4%
Cash & Other	3.7%

Top 10 Issuers	(%)**
Lantheus Holdings	5.1%
First Citizens BancShares	4.9%
ACI Worldwide	4.3%
frontdoor	4.2%
U-Haul Holding, Series N	3.8%
Wintrust Financial	3.8%
Insperity	3.8%
Air Lease, Class A	3.7%
First American Treasury Obligations Fund	3.7%
Assured Guaranty	3.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com
The Reinhart Genesis PMV Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, Inc. documents not be householded, please contact Reinhart Partners, Inc. at 1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, Inc. or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 2	TSR_AR_56166Y248

Reinhart Genesis PMV Fund
Advisor Class | RPMFX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$108	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Advisor Class generated a return of +27.33% for the twelve-month period ended May 31, 2024, essentially inline with the Russell 3000 Index return of +27.58% over the same period. Given our focus on smaller capitalization companies and Private Market Value valuation discipline, we are pleased with these results given two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by nearly 800 bps during the period (Russell 1000 Index +28.01% vs. Russell 2000 Index +20.13%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection offset negative sector allocation. At the sector level, Consumer Staples (one stock) and Financials were the largest relative contributors while Information Technology and Real Estate were a drag during the period. Finally, with just four new purchases and two complete sales during the trailing fiscal year, portfolio activity has remained subdued as we continue to believe our companies are well-positioned and attractively valued.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Genesis PMV Fund	PAGE 1	TSR_AR_56166Y230

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Advisor Class	27.33	12.70	10.67
Russell 3000 Total Return	27.58	15.00	12.81
Russell 2000 Value Total Return	21.76	8.77	5.13
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$430,659,537
Number of Holdings	39
Net Advisory Fee	$2,718,744
Portfolio Turnover	21%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)*

Industry	(%)**
Financials	26.7%
Information Technology	19.5%
Industrials	16.4%
Consumer Discretionary	13.9%
Health Care	9.4%
Real Estate	6.3%
Consumer Staples	2.7%
Materials	1.4%
Cash & Other	3.7%

Top 10 Issuers	(%)**
Lantheus Holdings	5.1%
First Citizens BancShares	4.9%
ACI Worldwide	4.3%
frontdoor	4.2%
U-Haul Holding, Series N	3.8%
Wintrust Financial	3.8%
Insperity	3.8%
Air Lease, Class A	3.7%
First American Treasury Obligations Fund	3.7%
Assured Guaranty	3.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com
The Reinhart Genesis PMV Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, Inc. documents not be householded, please contact Reinhart Partners, Inc. at 1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, Inc. or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 2	TSR_AR_56166Y230

Reinhart International PMV Fund
Advisor Class | RPMYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart International PMV Fund – Advisor Class generated a return of +15.00% for the twelve-month period ended May 31, 2024, modestly underperforming the MSCI ACWI ex-US Index return of +16.74% over the same period. Moving onto the specific performance drivers for the fiscal year, solid portfolio results within Materials (one stock) and Information Technology were more than offset by weakness in Financials, Consumer Discretionary and Energy (no holdings in best performing sector; +31.97%). As can be the case within a concentrated portfolio and bottom-up investment process, our largest detractors – including Mercari, Edenred, Endava and JD Logistics were largely idiosyncratic and company-specific with a mix macro concerns, business investments and regulatory headwinds. Conversely, positive standouts included Buzzi Spa, Taiwan Semiconductor, as well as our first buyout in the portfolio with the announced acquisition of Adevinta ASA in November.

Top Contributors
↑	Buzzi Unicem SpA
↑	BAWAG Group AG
↑	Taiwan Semiconductor Manufacturing ADR
↑	International Distribution Services plc
↑	Adevinta ASA

Top Detractors
↓	Mercari, Inc.
↓	Edenred SA
↓	Endava Plc ADR
↓	JD Logistics, Inc.
↓	Bolsa Mexicana de Valores SAB de CV
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Reinhart International PMV Fund	PAGE 1	TSR_AR_56167N365

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2022)
Advisor Class	15.00	9.24
MSCI AC WORLD INDEX ex USA Net (USD)	16.74	7.29
Morningstar Global ex-US Target Market Exposure NR USD	16.90	7.47
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$1,718,197
Number of Holdings	42
Net Advisory Fee	-$152,652
Portfolio Turnover	12%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)*

Industry	(%)**
Financials	23.6%
Information Technology	17.7%
Consumer Discretionary	16.8%
Industrials	15.0%
Consumer Staples	8.2%
Real Estate	6.9%
Materials	4.9%
Communication Services	3.6%
Health Care	1.4%
Cash & Other	1.9%

Top 10 Issuers	(%)**
Silicon Motion Technology	4.2%
Taiwan Semiconductor Manufacturing	4.0%
Jeronimo Martins SGPS SA	3.8%
Bank of Ireland Group plc	3.3%
Edenred	3.3%
Euronet Worldwide	3.3%
BAWAG Group AG	3.2%
Buzzi Unicem SpA	3.1%
B&M European Value Retail SA	3.1%
Capgemini SE	2.9%

Top Ten Countries	(%)**
United Kingdom	13.5%
United States	10.8%
France	10.7%
Canada	10.1%
Taiwan, Province Of China	8.2%
Japan	6.5%
China	4.8%
Portugal	3.8%
Ireland	3.3%
Cash & Other	28.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
Reinhart International PMV Fund	PAGE 2	TSR_AR_56167N365

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com
The Reinhart International PMV Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, Inc. documents not be householded, please contact Reinhart Partners, Inc. at 1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, Inc. or your financial intermediary.
Reinhart International PMV Fund	PAGE 3	TSR_AR_56167N365

(b)	Not applicable.

OR

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees] has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2024	FYE 05/31/2023
(a) Audit Fees	$47,000	$44,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,500	$10,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 05/31/2024	FYE 05/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 05/31/2024	FYE 05/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

OR

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

 .
Reinhart Mid Cap PMV Fund
Reinhart Genesis PMV Fund
Reinhart International PMV Fund
Core Financial Statements
May 31, 2024

Reinhart Mid Cap PMV Fund
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 96.4%
Communication Services - 5.1%
Interpublic Group of Companies	76,145	$ 2,388,668
Live Nation Entertainment(a)	41,805	3,918,801
		6,307,469
Consumer Discretionary - 8.6%
Allison Transmission Holdings	31,830	2,413,032
Leslie’s(a)	350,130	2,002,744
LKQ	69,735	3,000,697
TransUnion	42,870	3,083,210
		10,499,683
Consumer Staples - 3.0%
BJ’s Wholesale Club Holdings(a)	41,440	3,649,621
Energy - 2.1%
Baker Hughes, Class A	77,035	2,579,132
Financials - 25.3%(b)
Affiliated Managers Group	21,930	3,565,818
American Financial Group	19,620	2,548,834
BOK Financial	31,341	2,840,121
Fidelity National Information Services	54,810	4,158,983
Global Payments	27,335	2,784,070
Intercontinental Exchange	21,085	2,823,282
Loews	25,765	1,978,752
M&T Bank	19,075	2,891,770
Northern Trust	25,705	2,165,389
Progressive	8,985	1,897,452
White Mountains Insurance Group	1,818	3,285,126
		30,939,597
Health Care - 11.9%
Charles River Laboratories International(a)	16,165	3,369,433
Encompass Health	48,042	4,150,348
Lantheus Holdings(a)	61,425	5,026,408
Zimmer Biomet Holdings	17,170	1,977,125
		14,523,314
Industrials - 12.1%
Insperity	35,760	3,387,187
Sensata Technologies Holding	68,680	2,837,858
Snap-on	7,075	1,930,484
Stanley Black & Decker	15,300	1,333,701
U-Haul Holding, Series N	50,740	3,084,485
WillScot Mobile Mini Holdings Corp.(a)	56,250	2,217,938
		14,791,653
Information Technology - 8.4%
Cognizant Technology Solutions - Class A	33,735	2,231,571
Fidelity National Financial	72,775	3,664,949

The accompanying notes are an integral part of these financial statements.

1

Reinhart Mid Cap PMV Fund
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
SS&C Technologies Holdings	70,305	$4,362,425
		10,258,945
Materials - 6.1%
Avantor(a)	136,230	3,280,418
Eagle Materials	9,800	2,277,422
FMC	30,460	1,856,537
		7,414,377
Real Estate - 11.7%
Alexandria Real Estate Equities, Inc. - REIT	19,925	2,371,075
Americold Realty Trust - REIT	115,970	3,092,920
Camden Property Trust - REIT	27,795	2,853,157
Rexford Industrial Realty - REIT	40,525	1,838,214
Ventas - REIT	47,020	2,363,225
Weyerhaeuser - REIT	61,230	1,838,737
		14,357,328
Utilities - 2.1%
Xcel Energy, Inc.	46,665	2,587,574
TOTAL COMMON STOCKS (Cost $95,087,073)		117,908,693
SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
First American Treasury Obligations Fund - Class X, 5.22%(c)	4,560,081	4,560,081
TOTAL SHORT-TERM INVESTMENTS (Cost $4,560,081)		4,560,081
TOTAL INVESTMENTS - 100.1% (Cost $99,647,154)		$122,468,774
Liabilities in Excess of Other Assets - (0.1)%		(179,273)
TOTAL NET ASSETS - 100.0%		$122,289,501

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Reinhart Genesis PMV Fund
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 13.9%
Carter’s	62,250	$4,257,900
frontdoor(a)	510,105	18,042,414
Gentex	240,430	8,415,050
Grand Canyon Education(a)	65,400	9,316,884
Hillman Solutions(a)	1,592,000	14,630,480
Thor Industries	54,680	5,426,443
		60,089,171
Consumer Staples - 2.7%
Sprouts Farmers Market(a)	147,000	11,610,060
Financials - 26.7%(b)
1st Source	35,860	1,843,921
Air Lease, Class A	333,980	15,910,807
Assured Guaranty	197,000	15,310,840
First American Financial	216,000	12,005,280
First Citizens BancShares - Class A	12,330	20,941,642
First Hawaiian	510,490	10,378,262
International Bancshares	132,520	7,531,112
LPL Financial Holdings	13,500	3,863,835
White Mountains Insurance Group	6,000	10,842,000
Wintrust Financial	166,100	16,379,121
		115,006,820
Health Care - 9.4%
AdaptHealth(a)	937,000	8,882,760
Encompass Health	107,920	9,323,209
Lantheus Holdings(a)	270,000	22,094,100
		40,300,069
Industrials - 16.4%
GMS(a)	108,562	10,200,485
GXO Logistics(a)	130,000	6,529,900
Insperity	172,830	16,370,458
MAXIMUS	78,000	6,715,800
Modine Manufacturing(a)	97,000	9,789,240
TriNet Group	44,000	4,574,680
U-Haul Holding, Series N	272,187	16,546,248
		70,726,811
Information Technology - 19.5%
ACI Worldwide(a)	510,000	18,365,100
ASGN(a)	118,000	11,081,380
Axcelis Technologies, Inc.(a)	93,000	10,461,570
Euronet Worldwide(a)	125,000	14,572,500
FormFactor(a)	121,000	6,621,120
PAR Technology(a)	202,375	9,029,972
Silicon Motion Technology - ADR	175,000	13,665,750
		83,797,392

The accompanying notes are an integral part of these financial statements.

3

Reinhart Genesis PMV Fund
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 1.4%
Element Solutions	255,000	$6,127,650
Real Estate - 6.3%
Alexander & Baldwin - REIT	516,836	8,682,844
Marcus & Millichap	324,060	10,476,860
Ryman Hospitality Properties - REIT	76,440	8,031,551
		27,191,255
TOTAL COMMON STOCKS (Cost $317,461,625)		414,849,228
SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
First American Treasury Obligations Fund - Class X, 5.22%(c)	15,890,600	15,890,600
TOTAL SHORT-TERM INVESTMENTS (Cost $15,890,600)		15,890,600
TOTAL INVESTMENTS - 100.0% (Cost $333,352,225)		$430,739,828
Liabilities in Excess of Other Assets - 0.0%(d)		(80,291)
TOTAL NET ASSETS - 100.0%		$430,659,537

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Reinhart International PMV Fund
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 98.1%
Austria - 3.2%
BAWAG Group AG	840	$ 55,567
Canada - 10.1%
Boyd Group Services	150	25,110
CCL Industries - Class B	600	30,926
Constellation Software	12	33,378
Dollarama	200	18,929
Element Fleet Management	2,000	35,541
Granite Real Estate Investment Trust - REIT	600	29,680
		173,564
China - 4.8%
China Feihe	35,000	17,371
JD Logistics(a)	35,000	38,275
NetEase - ADR	300	26,709
		82,355
France - 10.7%
Capgemini SE	250	50,650
Edenred	1,200	55,994
Elis SA	1,200	30,509
La Francaise des Jeux SAEM	1,300	46,800
		183,953
Germany - 2.0%
CTS Eventim AG	400	34,701
Ireland - 3.3%
Bank of Ireland Group plc	5,000	57,465
Israel - 2.3%
Sapiens International Corp. NV	1,200	40,224
Italy - 3.1%
Buzzi Unicem SpA	1,260	53,271
Japan - 6.5%
Hoya	200	24,347
Mercari(a)	4,200	49,230
Sanwa Holdings Corp.	2,000	37,233
		110,810
Luxembourg - 3.1%
B&M European Value Retail SA	7,500	52,434
Mexico - 2.5%
Bolsa Mexicana de Valores SAB de CV	24,000	43,625
Netherlands - 2.9%
Euronext NV(a)	500	49,233

The accompanying notes are an integral part of these financial statements.

5

Reinhart International PMV Fund
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Portugal - 3.8%
Jeronimo Martins SGPS SA	2,900	$65,060
Republic of Korea - 2.9%
Coway	1,200	49,143
Spain - 2.8%
Aena SME SA	250	48,890
Sweden - 2.4%
Svenska Handelsbanken AB - Class A	4,400	41,407
Taiwan, Province Of China - 8.2%
Silicon Motion Technology - ADR	935	73,014
Taiwan Semiconductor Manufacturing - ADR	450	67,968
		140,982
United Kingdom - 13.5%
Compass Group plc	1,200	33,691
Endava plc - ADR(a)	1,430	38,524
International Distributions Services plc(a)	10,000	43,140
London Stock Exchange Group plc	400	46,886
Nomad Foods	1,500	26,340
UNITE Group plc - REIT	3,600	42,940
		231,521
United States - 8.2%
Booking Holdings	10	37,764
Cushman & Wakefield plc(a)	4,200	46,662
Euronet Worldwide(a)	480	55,958
		140,384
Vietnam - 1.8%
Vietnam Dairy Products JSC	12,200	31,408
TOTAL COMMON STOCKS (Cost $1,492,415)		1,685,997

	Contracts
WARRANTS - 0.0%(b)
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00(a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

6

Reinhart International PMV Fund
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Treasury Obligations Fund - Class X, 5.22%(d)	44,696	$44,696
TOTAL SHORT-TERM INVESTMENTS (Cost $44,696)		44,696
TOTAL INVESTMENTS - 100.7% (Cost $1,537,111)		1,730,693
Liabilities in Excess of Other Assets - (0.7)%		(12,496)
TOTAL NET ASSETS - 100.0%		$1,718,197

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Sector Classification as of May 31, 2024 (% of Net Assets)
Financials	$406,135	23.6%
Information Technology	303,759	17.7
Consumer Discretionary	287,992	16.8
Industrials	258,698	15.0
Consumer Staples	140,179	8.2
Real Estate	119,282	6.9
Materials	84,196	4.9
Communication Services	61,409	3.6
Health Care	24,347	1.4
Money Market Funds	44,696	2.6
Liabilities in Excess of Other Assets	(12,496)	(0.7)
	1,718,197	100.0%

The accompanying notes are an integral part of these financial statements.

7

Reinhart Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024

	Mid Cap PMV Fund	Genesis PMV Fund	International PMV Fund
ASSETS:
Investments, at value (cost $99,647,154, $333,352,225, and $1,537,111)	$122,468,774	$430,739,828	$ 1,730,693
Dividends & interest receivable	50,572	161,948	4,207
Receivable for capital shares sold	17,350	257,638	—
Foreign Currencies (cost $1,790)	—	—	1,790
Receivable for foreign withholding tax reclaim	1,357	—	848
Receivable due from investment adviser	—	—	18,780
Prepaid expenses	23,851	44,374	4,926
Total assets	122,561,904	431,203,788	1,761,244
LIABILITIES:
Payable for capital shares redeemed	98,028	79,274	188
Payable to investment adviser	69,316	271,522	—
Payable for fund administration & accounting fees	37,262	86,108	15,888
Payable for compliance fees	3,247	3,245	3,246
Payable for transfer agent fees & expenses	18,096	16,096	1,321
Payable for trustee fees	157	—	—
Payable for custody fees	1,125	3,850	1,820
Accrued distribution & shareholder service fees	15,007	50,586	129
Accrued other fees	30,165	33,570	20,455
Total liabilities	272,403	544,251	43,047
NET ASSETS	$122,289,501	$430,659,537	$ 1,718,197
Net Assets Consists of:
Paid-in capital	$98,190,974	$331,671,479	$ 1,471,531
Total distributable earnings	24,098,527	98,988,058	246,666
Net assets	$122,289,501	$430,659,537	$ 1,718,197
Investor Class
Net assets	$26,218,410	$24,787,326	—
Shares issued and outstanding(1)	1,524,489	1,611,680	—
Net asset value, redemption price and offering price per share	$17.20	$15.38	—
Advisor Class
Net assets	$92,000,624	$405,872,211	$ 1,718,197
Shares issued and outstanding(1)	5,349,317	26,193,917	148,237
Net asset value, redemption price and offering price per share	$17.20	$15.49	$11.59
Institutional Class
Net assets	$ 4,070,467	$ —	$ —
Shares issued and outstanding(1)	235,362	—	—
Net asset value, redemption price and offering price per share	$17.29	—	—

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

Reinhart Funds
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2024

	Mid Cap PMV Fund	Genesis PMV Fund	International PMV Fund
INVESTMENT INCOME:
Dividend income	$2,130,584	$4,150,232	$41,585
Interest income	209,690	712,440	3,571
Less: foreign taxes withheld	—	—	(5,520)
Total investment income	2,340,274	4,862,672	39,636
EXPENSES:
Investment adviser fees (See Note 4)	1,168,340	3,461,150	14,911
Fund administration & accounting fees (See Note 4)	153,522	304,553	108,296
Transfer agent fees & expenses (See Note 4)	71,404	69,438	8,715
Federal & state registration fees	51,847	34,986	3,811
Custody fees (See Note 4)	29,170	20,696	14,916
Trustee fees	22,366	22,027	21,776
Audit fees	21,747	19,748	18,749
Postage & printing fees	13,709	26,988	207
Legal fees	18,667	18,667	18,697
Compliance fees (See Note 4)	11,993	11,993	11,993
Other fees	6,376	5,939	4,218
Insurance fees	3,175	4,078	2,323
Distribution & shareholder service fees (See Note 5):
Investor Class	66,204	54,971	—
Advisor Class	45,558	203,293	2,013
Total expenses before waiver	1,684,078	4,258,527	230,625
Less: waiver from investment adviser (See Note 4)	(265,036)	(742,406)	(215,713)
Net expenses	1,419,042	3,516,121	14,912
Net Investment Income	921,232	1,346,551	24,724
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	7,043,837	7,049,362	50,835
Foreign currency translation	—	—	189
Net change in unrealized appreciation/depreciation on investments
Investments	9,758,948	77,842,916	141,679
Foreign currency translation	—	—	53
Net realized and unrealized gain on investments	16,802,785	84,892,278	192,756
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,724,017	$86,238,829	$217,480

The accompanying notes are an integral part of these financial statements.

9

STATEMENTS OF CHANGES IN NET ASSETS

	Reinhart Mid Cap PMV Fund
	Year Ended May 31,
	2024	2023
OPERATIONS:
Net investment income	$921,232	$1,434,497
Net realized gain on investments	7,043,837	11,707,515
Net change in unrealized appreciation/depreciation on investments	9,758,948	(32,800,213)
Net increase (decrease) in net assets resulting from operations	17,724,017	(19,658,201)
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,516,211	2,097,930
Proceeds from reinvestment of distributions	1,376,151	1,226,913
Payments for shares redeemed	(2,524,933)	(2,762,638)
Increase in net assets from Investor Class transactions	1,367,429	562,205
Advisor Class:
Proceeds from shares sold	9,585,232	12,673,968
Proceeds from reinvestment of distributions	4,853,160	6,875,088
Payments for shares redeemed	(46,929,692)	(53,881,921)
Decrease in net assets from Advisor Class transactions	(32,491,300)	(34,332,865)
Institutional Class:
Proceeds from shares sold	—	785,905
Proceeds from reinvestment of distributions	215,706	180,406
Payments for shares redeemed	(334,894)	(28,676,877)
Decrease in net assets from Institutional Class transactions	(119,188)	(27,710,566)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(31,243,059)	(61,481,226)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Investor Class	(1,381,920)	(1,227,874)
Net distributions to shareholders - Advisor Class	(5,259,798)	(7,310,232)
Net distributions to shareholders - Institutional Class	(220,654)	(201,175)
Total distributions to shareholders	(6,862,372)	(8,739,281)
Total Decrease in Net Assets	(20,381,414)	(89,878,708)
NET ASSETS:
Beginning of year	142,670,915	232,549,623
End of year	$122,289,501	$142,670,915

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Reinhart Genesis PMV Fund
	Year Ended May 31,
	2024	2023
OPERATIONS:
Net investment income	$1,346,551	$994,071
Net realized gain on investments	7,049,362	15,731,419
Net change in unrealized appreciation/depreciation on investments	77,842,916	1,458,186
Net increase in net assets resulting from operations	86,238,829	18,183,676
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	281,500	800,000
Proceeds from reinvestment of distributions	644,198	1,179,222
Payments for shares redeemed	(475)	—
Increase in net assets from Investor Class transactions	925,223	1,979,222
Advisor Class:
Proceeds from shares sold	121,732,388	76,161,974
Proceeds from reinvestment of distributions	10,135,703	16,463,865
Payments for shares redeemed	(71,958,319)	(79,868,292)
Increase in net assets from Advisor Class transactions	59,909,772	12,757,547
Net Increase in Net Assets Resulting from Capital Share Transactions	60,834,995	14,736,769
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Investor Class	(644,198)	(1,179,223)
Net distributions to shareholders - Advisor Class	(10,665,024)	(17,199,714)
Total distributions to shareholders	(11,309,222)	(18,378,937)
Total Increase in Net Assets	135,764,602	14,541,508
NET ASSETS:
Beginning of year	294,894,935	280,353,427
End of year	$430,659,537	$294,894,935

The accompanying notes are an integral part of these financial statements.

11

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Reinhart International PMV Fund
	Year Ended May 31,
	2024	2023
OPERATIONS:
Net investment income	$24,724	$17,583
Net realized gain on:
Investments	50,835	800
Foreign currency translation	189	305
Net change in unrealized appreciation/depreciation on investments
Investments	141,679	51,903
Foreign currency translation	53	(46)
Net increase in net assets resulting from operations	217,480	70,545
CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	88,087	1,354,518
Proceeds from reinvestment of distributions	28,402	13,313
Payments for shares redeemed	(5,397)	(7,036)
Net increase in net assets resulting from capital share transactions	111,092	1,360,795
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(28,402)	(13,313)
Total Increase in Net Assets	300,170	1,418,027
NET ASSETS:
Beginning of year	1,418,027	—
End of year	$ 1,718,197	$ 1,418,027

The accompanying notes are an integral part of these financial statements.

12

Reinhart Mid Cap PMV Fund
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each year.

	Year Ended May 31,
	2024	2023	2022	2021	2020
Investor Class
PER SHARE DATA:
Net asset value, beginning of year	$15.76	$18.35	$18.23	$12.23	$13.76

INVESTMENT OPERATIONS:
Net investment income	0.09	0.10(1)	0.12	0.10	0.09
Net realized and unrealized gain (loss) on investments	2.30	(1.84)	0.14	6.01	(1.54)
Total from investment operations	2.39	(1.74)	0.26	6.11	(1.45)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.12)	(0.14)	(0.11)	(0.08)
Net realized gains	(0.82)	(0.73)	—	—	—
Total distributions	(0.95)	(0.85)	(0.14)	(0.11)	(0.08)
Net asset value, end of year	$ 17.20	$ 15.76	$ 18.35	$ 18.23	$12.23
Total Return	15.41%	(9.77)%(2)	1.43%	50.16%	(10.67)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$26.2	$22.7	$25.8	$21.0	$14.4
Ratio of expenses to average net assets:
Before expense waiver	1.48%	1.41%	1.48%	1.57%	1.58%
After expense waiver	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before expense waiver	0.32%	0.47%	0.57%	0.38%	0.33%
After expense waiver	0.50%	0.58%	0.75%	0.65%	0.61%
Portfolio turnover rate	18%	42%	31%	38%	53%

(1)	Per share amounts calculated using the average shares method.
(2)	Net increase from payments by invesment adviser on the disposal of investments due to trade error added 0.22% to this return (See Note 4)
The accompanying notes are an integral part of these financial statements.

13

Reinhart Mid Cap PMV Fund
FINANCIAL HIGHLIGHTS (Continued)
For a Fund share outstanding throughout each year.

	Year Ended May 31,
	2024	2023	2022	2021	2020
Advisor Class
PER SHARE DATA:
Net asset value, beginning of year	$15.75	$18.32	$18.22	$12.22	$13.75

INVESTMENT OPERATIONS:
Net investment income	0.15	0.14(1)	0.19	0.15	0.12
Net realized and unrealized gain (loss) on investments	2.28	(1.84)	0.12	6.00	(1.53)
Total from investment operations	2.43	(1.70)	0.31	6.15	(1.41)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.14)	(0.21)	(0.15)	(0.12)
Net realized gains	(0.82)	(0.73)	—	—	—
Total distributions	(0.98)	(0.87)	(0.21)	(0.15)	(0.12)
Net asset value, end of year	$ 17.20	$ 15.75	$ 18.32	$ 18.22	$12.22
Total Return	15.71%	(9.56)%(2)	1.68%	50.56%	(10.41)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$92.0	$116.1	$ 172.6	$ 167.3	$123.8
Ratio of expenses to average net assets:
Before expense waiver	1.25%	1.20%	1.16%	1.24%	1.25%
After expense waiver	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before expense waiver	0.55%	0.69%	0.89%	0.71%	0.65%
After expense waiver	0.75%	0.84%	1.00%	0.90%	0.86%
Portfolio turnover rate	18%	42%	31%	38%	53%

(1)	Per share amounts calculated using the average shares method.
(2)	Net increase from payments by invesment adviser on the disposal of investments due to trade error added 0.22% to this return (See Note 4)
The accompanying notes are an integral part of these financial statements.

14

Reinhart Mid Cap PMV Fund
FINANCIAL HIGHLIGHTS (Continued)
For a Fund share outstanding throughout each year.

	Year Ended May 31,
	2024	2023	2022	2021	2020
Institutional Class
PER SHARE DATA:
Net asset value, beginning of year	$15.82	$18.40	$18.27	$12.25	$13.77

INVESTMENT OPERATIONS:
Net investment income	0.18	0.17(1)	0.21	0.16	0.15
Net realized and unrealized gain (loss) on investments	2.28	(1.88)	0.13	6.02	(1.54)
Total from investment operations	2.46	(1.71)	0.34	6.18	(1.39)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.14)	(0.21)	(0.16)	(0.13)
Net realized gains	(0.82)	(0.73)	—	—	—
Total distributions	(0.99)	(0.87)	(0.21)	(0.16)	(0.13)
Net asset value, end of year	$ 17.29	$ 15.82	$ 18.40	$ 18.27	$12.25
Total Return	15.84%	(9.54)%(2)	1.87%	50.75%	(10.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$4.1	$3.8	$34.1	$38.4	$30.5
Ratio of expenses to average net assets:
Before expense waiver	1.21%	1.09%	1.12%	1.18%	1.17%
After expense waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before expense waiver	0.59%	0.80%	0.93%	0.77%	0.73%
After expense waiver	0.90%	0.99%	1.15%	1.05%	1.01%
Portfolio turnover rate	18%	42%	31%	38%	53%

(1)	Per share amounts calculated using the average shares method.
(2)	Net increase from payments by invesment adviser on the disposal of investments due to trade error added 0.22% to this return (See Note 4)
The accompanying notes are an integral part of these financial statements.

15

Reinhart Genesis PMV Fund
FINANCIAL HIGHLIGHTS (Continued)
For a Fund share outstanding throughout each year.

	Year Ended May 31,
	2024	2023	2022	2021	2020
Investor Class
PER SHARE DATA:
Net asset value, beginning of year	$12.46	$12.55	$13.39	$8.71	$9.94

INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	3.31	0.74	(0.30)	4.65	(1.20)
Total from investment operations	3.33	0.76	(0.27)	4.69	(1.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.02)	(0.06)	(0.01)	(0.01)
Net realized gains	(0.38)	(0.83)	(0.51)	—	(0.04)
Total distributions	(0.41)	(0.85)	(0.57)	(0.01)	(0.05)
Net asset value, end of year	$ 15.38	$ 12.46	$ 12.55	$ 13.39	$8.71
Total Return	27.04%	6.73%	(2.09)%	53.82%	(12.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$24.8	$19.3	$17.3	$17.7	$10.3
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.34%	1.37%	1.37%	1.49%	1.99%
After expense reimbursement/waiver	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(0.01)%	(0.04)%	0.01%	0.09%	(0.60)%
After expense reimbursement/waiver	0.13%	0.13%	0.18%	0.38%	0.19%
Portfolio turnover rate	21%	47%	33%	32%	46%

The accompanying notes are an integral part of these financial statements.

16

Reinhart Genesis PMV Fund
FINANCIAL HIGHLIGHTS (Continued)
For a Fund share outstanding throughout each year.

	Year Ended May 31,
	2024	2023	2022	2021	2020
Advisor Class
PER SHARE DATA:
Net asset value, beginning of year	$12.54	$12.61	$13.45	$8.73	$9.96

INVESTMENT OPERATIONS:
Net investment income	0.05	0.05	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments	3.34	0.74	(0.29)	4.69	(1.20)
Total from investment operations	3.39	0.79	(0.24)	4.74	(1.17)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.03)	(0.09)	(0.02)	(0.02)
Net realized gains	(0.38)	(0.83)	(0.51)	—	(0.04)
Total distributions	(0.44)	(0.86)	(0.60)	(0.02)	(0.06)
Net asset value, end of year	$ 15.49	$ 12.54	$ 12.61	$ 13.45	$8.73
Total Return	27.33%	6.97%	(1.86)%	54.33%	(11.85)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$ 405.9	$ 275.6	$ 263.1	$ 192.0	$57.7
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.16%	1.19%	1.16%	1.27%	1.66%
After expense reimbursement/waiver	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	0.17%	0.15%	0.22%	0.32%	(0.27)%
After expense reimbursement/waiver	0.38%	0.39%	0.43%	0.64%	0.44%
Portfolio turnover rate	21%	47%	33%	32%	46%

The accompanying notes are an integral part of these financial statements.

17

Reinhart International PMV Fund
FINANCIAL HIGHLIGHTS (Continued)
For a Fund share outstanding throughout each year.

	Year Ended May 31,
	2024	2023
Advisor Class
PER SHARE DATA:
Net asset value, beginning of year	$10.26	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.17	0.13
Net realized and unrealized gain on investments	1.36	0.24
Total from investment operations	1.53	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.06)
Net realized gains	(0.09)	(0.05)
Total distributions	(0.20)	(0.11)
Net asset value, end of year	$11.59	$10.26
Total Return	15.00%	3.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$1.7	$1.4
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	14.66%	19.29%
After expense reimbursement/waiver	0.95%	0.95%
Ratio of net investment loss to average net assets:
Before expense reimbursement/waiver	(12.14)%	(16.74)%
After expense reimbursement/waiver	1.57%	1.60%
Portfolio turnover rate	12%	11%

The accompanying notes are an integral part of these financial statements.

18

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”), Reinhart Genesis PMV Fund (the “Genesis Fund”) and Reinhart International PMV Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012, the Genesis Fund commenced operations on June 1, 2018 and the International Fund commenced operations on June 1, 2022. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017. The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. The International Fund currently offers one class of shares, the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended May 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year ended May 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2021.
Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of May 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains

19

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended May 31, 2024, the Mid Cap Fund increased paid-in-capital and decreased distributable earnings by $1,882,600. The Genesis Fund increased paid-in-capital and decreased distributable earnings by $1,151,614. The permanent differences are primarily due to the usage of tax equalization.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

20

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian and Mexican securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Rights and Warrants – Rights and warrants are valued at the last reported sale price on the exchange which they are traded. If they are not actively traded on the exchange, a fair value will be applied and they will be categorized in Level 3 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Reinhart Partners, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2024:
Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,908,693	$ —	$ —	$117,908,693
Short-Term Investments	4,560,081	—	—	4,560,081
Total Investments in Securities	$122,468,774	$—	$—	$122,468,774

Genesis Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$414,849,228	$ —	$ —	$414,849,228
Short-Term Investments	15,890,600	—	—	15,890,600
Total Investments in Securities	$430,739,828	$—	$—	$430,739,828

21

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
International Fund

	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 630,352	$ 1,055,645	$ —	$ 1,685,997
Warrants	—	—	—	—
Short-Term Investements	44,696	—	—	44,696
Total Investments in Securities	$675,048	$1,055,645	$—	$1,730,693

*	Additional Level 3 disclosures were deemed to be immaterial.
Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Reinhart Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%
International Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A
International Fund	N/A	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2028, for the Mid Cap Fund, and September 28, 2025, for the Genesis Fund and the International Fund. Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	June 2024 - May 2025	$300,293
	June 2025 - May 2026	$260,979
	June 2026 - May 2027	$265,036
Genesis Fund	June 2024 - May 2025	$550,093
	June 2025 - May 2026	$648,042
	June 2026 - May 2027	$742,406
International Fund	June 2025 - May 2026	$153,512
	June 2026 - May 2027	$167,563

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the

22

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended May 31, 2024, are disclosed in the Statements of Operations. For the International Fund, the Administrator waived $45,750 in fund administration and transfer agent fees; and the Custodian waived $2,400 in custody fees.
5. DISTRIBUTION & SHAREHOLDER SERVICE FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended May 31, 2024, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$61,647
Genesis Fund	$54,971
International Fund	N/A

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended May 31, 2024, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$4,557	$45,558
Genesis Fund	—	203,293
International Fund	N/A	2,013

23

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:

	Mid Cap Fund		Genesis Fund
	Year Ended May 31,		Year Ended May 31,
	2024	2023	2024	2023
Investor Class:
Shares sold	149,548	124,160	19,146	64,379
Shares issued in reinvestment of distributions	83,606	73,556	45,270	104,913
Shares redeemed	(151,384)	(159,707)	(33)	—
Net increase in Investor Class shares	81,770	38,009	64,383	169,292
Advisor Class:
Shares sold	576,803	740,670	8,629,541	6,224,051
Shares issued in reinvestment of distributions	295,204	412,918	707,800	1,456,979
Shares redeemed	(2,891,962)	(3,207,863)	(5,113,715)	(6,568,243)
Net increase (decrease) in Advisor Class shares	(2,019,955)	(2,054,275)	4,223,626	1,112,787
Institutional Class:
Shares sold	—	45,266	—	—
Shares issued in reinvestment of distributions	13,057	10,796	—	—
Shares redeemed	(19,607)	(1,669,330)	—	—
Net decrease in Institutional Class shares	(6,550)	(1,613,268)	—	—
Net increase (decrease) in shares outstanding	(1,944,735)	(3,629,534)	4,288,009	1,282,079

	International Fund
	Year Ended May 31,
	2024	2023
Advisor Class:
Shares sold	7,957	137,635
Shares issued in reinvestment of distributions	2,574	1,373
Shares redeemed	(508)	(794)
Net increase in Advisor Class shares	10,023	138,214
Net increase in shares outstanding	10,023	138,214

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended May 31, 2024, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$ —	$ —	$22,921,023	$ 61,260,353
Genesis Fund	$—	$—	$ 119,127,324	$ 74,222,176
International Fund	$—	$—	$326,813	$194,354

24

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2024, the Funds’ most recent fiscal year, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation	Federal Income Tax Cost
Mid Cap Fund	$31,748,270	$(10,294,557)	$21,453,713	$101,015,062
Genesis Fund	108,412,927	(16,778,696)	91,634,231	339,105,597
International Fund	316,770	(134,858)	181,912	1,548,788

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment companies.
At May 31, 2024, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Appreciation	Total Distributable Earnings
Mid Cap Fund	$199,870	$2,444,944	$21,453,713	$ 24,098,527
Genesis Fund	3,412,410	3,941,417	91,634,231	98,988,058
International Fund	37,195	27,559	181,912	246,666

As of May 31, 2024, the Funds’ most recent fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.
The tax character of distributions paid during the year ended May 31, 2024, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Mid Cap Fund	$1,098,885	$5,763,488	$6,862,373
Genesis Fund	6,842,670	4,466,552	11,309,222
International Fund	16,133	12,269	28,402

The tax character of distributions paid during the year ended May 31, 2023, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Mid Cap Fund	$1,353,077	$7,386,204	$8,739,281
Genesis Fund	2,203,333	16,175,604	18,378,937
International Fund	13,313	—	13,313

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
9. SECTOR RISK
As of May 31, 2024, the Reinhart Genesis PMV Fund and Reinhart Mid Cap PMV Fund had a significant portion of its assets invested in the financials sector. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

25

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Continued)
10. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Genesis Fund	Morgan Stanley Smith Barney, LLC	43.86%	Record
International Fund	National Financial Services, LLC	44.44%	Record
	James Reinhart	34.73%	Beneficial

11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

26

Reinhart Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Reinhart Funds
and Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Reinhart Funds comprising the funds listed below (“Reinhart Funds” or the “Funds”), each a series of Managed Portfolio Series, as of May 31, 2024, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Reinhart Mid Cap PMV Fund Reinhart Genesis PMV Fund	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024, 2023, 2022, 2021, and 2020
Reinhart International PMV Fund	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2024

27

REINHART FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)
At a meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust, on behalf of each of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund and Reinhart International PMV Fund (each a “Fund”, collectively the “Funds”) and Reinhart Partners, LLC (“Reinhart” or the “Adviser”) (the “Investment Advisory Agreement”).
Prior to the meeting and at the meeting held on January 4, 2024, the Trustees received and considered information from Reinhart and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to each Fund: (1) the nature, extent, and quality of the services to be provided by Reinhart with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Reinhart, as applicable; (3) the costs of the services provided by Reinhart and the profits expected to be realized by Reinhart from services rendered to the Trust with respect to each Fund; (4) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fee for each Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Reinhart resulting from services rendered to the Fund. The Trustees also weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Reinhart, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Reinhart set forth in the Investment Advisory Agreement, as it relates to each Fund, are fair and reasonable in light of the services Reinhart performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Reinhart would provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following for each Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Reinhart effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered the qualifications, experience and responsibilities of the portfolio managers to each Fund as well as Reinhart’s resources and compliance structure, including information regarding its compliance program, its chief compliance officer and Reinhart’s compliance record.  The Trustees concluded that Reinhart has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality and extent of such management services would be satisfactory.
Fund Historical Performance and the Overall Performance of Reinhart. In assessing the quality of the portfolio management delivered by Reinhart, the Trustees reviewed the performance of the Reinhart Mid Cap PMV Fund and Reinhart Genesis PMV Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and the composite of separate accounts that Reinhart manages utilizing a similar investment strategy as that of each Fund, as

28

REINHART FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited) (Continued)
applicable. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in the Category and Cohort.
•
Reinhart Mid Cap PMV Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages for all periods presented as of September 30, 2023. The Trustees also considered that the Fund had outperformed its benchmark index for three-year period ended September 30, 2023, but had underperformed for all other periods presented. The Trustees noted that the Fund’s Investor Class and Advisor Class did not perform as well against the benchmark index as compared to the Institutional Class, but that these classes have a 12b-1 fee and/or a shareholder servicing fee, which is not necessarily the case for the funds included in the Category and Cohort. The Trustees also considered that the Fund’s performance was consistent with the returns of the Adviser’s composite for accounts with a similar strategy over all relevant time periods.

•
Reinhart Genesis PMV Fund. The Trustees noted that the Fund had outperformed both the Category and Cohort averages as well as its benchmark index and additional index for all periods presented as of September 30, 2023. The Trustees also considered that the Fund’s performance was consistent with the returns of the Adviser’s composite for accounts with a similar strategy over all relevant time periods.

•
Reinhart International PMV Fund. The Trustees noted that the Fund had outperformed the Cohort average for the year-to-date period ended September 30, 2023, but had underperformed the Category average for this same period as well as the Category and Cohort averages for the one-year period ended September 30, 2023. The Trustees noted that the Fund had outperformed its benchmark index over all periods presented. The Trustees also considered that Reinhart does not manage other accounts or composites with the same or substantially similar strategies as the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Reinhart under the Investment Advisory Agreement, as well as Reinhart’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2023. The Trustees also noted favorably the expense limitation agreement under which Reinhart contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus, and observed that Reinhart had waived a portion of its management fee with respect to each Fund over its most recent fiscal year. The Trustees further considered that the management fees Reinhart charges to separately managed accounts with strategies and asset levels similar to those of the Reinhart Mid Cap PMV Fund and Reinhart Genesis PMV Fund are lower than the advisory fee for each Fund, respectively. They also noted, however, that Reinhart has additional responsibilities with respect to the Funds, including the preparation of Board and shareholder materials, which justify the higher fee. The Trustees considered the reasonableness of Reinhart’s profits from its service relationship with each Fund, noting that the Reinhart International PMV Fund had not been profitable over the 12-month period ended September 30, 2023.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds within the same Category and Cohort as of September 30, 2023.
•
Reinhart Mid Cap PMV Fund. The Trustees noted that while the Fund’s advisory fee was higher than the Category and Cohort averages and the Fund’s total expenses (after waivers and expense reimbursements) were higher than the Cohort average, the total expenses of the Fund’s Institutional Class (after waivers and expense reimbursements) were below the Category average. Regarding the Fund’s Advisor Class and Investor Class, the Trustees noted that the total expenses (after waivers and expense reimbursements) for each were above the Category and Cohort averages, but that these classes include shareholder servicing and/or Rule 12b-1 fees, which is not necessarily the case for the funds included in the Category and Cohort.

•
Reinhart Genesis PMV Fund. The Trustees noted that while the Fund’s advisory fee was higher than the Category and Cohort averages and the Fund’s total expenses (after waivers and expense reimbursements) were higher than the Cohort average, the total expenses of the Fund’s Advisor Class (after waivers and expense reimbursements) were below the Category average. Regarding the Fund’s Investor Class, the Trustees noted that the total expenses (after waivers and expense reimbursements) were above the Category and Cohort averages, but that this class includes shareholder servicing and Rule 12b-1 fees, which is not necessarily the case for the funds included in the Category and Cohort.

29

REINHART FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited) (Continued)
•
Reinhart International PMV Fund. The Trustees note that the Fund’s advisory fee and total expenses (after waivers and expense reimbursements) were higher than the Category and Cohort averages. The Trustees further considered that the Fund includes a shareholder servicing which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints but agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Trustees considered the extent to which Reinhart utilizes soft dollar arrangements with respect to portfolio transactions and considered that Reinhart does not utilize any affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the Adviser was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Reinhart may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Reinhart does not receive additional material benefits from its relationship with the Funds.

30

Reinhart Funds
ADDITIONAL INFORMATION
May 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Mid Cap Fund	100.00%
Genesis Fund	45.92%
International Fund	78.68%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024, was as follows:

Fund
Mid Cap Fund	100.00%
Genesis Fund	45.00%
International Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) were as follows:

Fund
Mid Cap Fund	0.00%
Genesis Fund	77.75%
International Fund	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended May 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Income	Foreign tax Paid
International Fund	$41,634	$5,202

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

31

INVESTMENT ADVISER
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, WI 53092
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.
RH-RPANNUAL

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/6/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	8/6/2024

* Print the name and title of each signing officer under his or her signature.